Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,100,000
Proposed Maximum Offering Price per Unit	146.49
Maximum Aggregate Offering Price	$ 307,629,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 45,406.04
Offering Note	FN1 to "Amount Registered": Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.01 per share (the "Common Stock"), in respect of securities to be identified in the above table as a result of any stock split, stock dividend, recapitalization or other similar transaction. FN2 to "Proposed Maximum Offering Price per Unit" and "Maximum Aggregate Offering Price": Estimated solely for the purposes of determining the amount of the Registration Fee pursuant to Rule 457(c) and (h)(1) of the Securities Act based upon the average of the high ($147.98) and low prices ($145.00) of the Common Stock on July 29, 2024, as reported on The Nasdaq Global Select Market.